Note 3 - Financial Statement Preparation	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
3.	FINANCIAL STATEMENT PREPARATION

(a)	Statement of compliance with IFRS

These Interim Financial Statements have been prepared in accordance with International Accounting Standards (“IAS”)
34,
Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), utilizing the accounting policies Just Energy outlined in its
March 31, 2019
annual audited consolidated financial statements, except the adoption of new International Financial Reporting Standards (“IFRS”) described in Note
4.
Accordingly, certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with IFRS, as issued by the IASB, have been omitted or condensed.

(b)	Basis of presentation

These Interim Financial Statements should be read in conjunction with and follow the same accounting policies and methods of application as those used in the annual audited consolidated financial statements for the fiscal years ended
March 31, 2019
and
2018,
except for the adoption of IFRS
16,
Leases
(“IFRS
16”
), as discussed in Note
4.

The Interim Financial Statements are presented in Canadian dollars, the functional currency of Just Energy, and all values are rounded to the nearest thousand, except where otherwise indicated. The Interim Financial Statements are prepared on a going concern basis under the historical cost convention, except for certain financial assets and liabilities that are stated at fair value.

The interim operating results are
not
necessarily indicative of the results that
may
be expected for the full year ending
March 31, 2020,
due to seasonal variations resulting in fluctuations in quarterly results. Gas consumption by customers is typically highest in
October
through
March
and lowest in
April
through
September.
Electricity consumption is typically highest in
January
through
March
and
July
through
September.
Electricity consumption is lowest in
October
through
December
and
April
through
June.

Certain figures in the comparative consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the current period’s consolidated financial statements.

As described further in Note
12,
the Company has a
$370
million credit facility with a syndicate of lenders and a
US$250
million non-revolving multi draw senior unsecured term loan facility from another lender, maturing on
September 1, 2020
and
September 12, 2023
respectively. The facility maturing on
September 1, 2020
has been classified in the Interim Financial Statements as a current liability and contributes to the net current liability position at
December 31, 2019.
At
December 31, 2019,
the Company was compliant with the requirements of its senior debt to EBITDA ratio covenant as a result of an amendment that provided, among other things, a temporary increase of the ratio from its lenders.

The Company’s business is affected by seasonality. As a result, in certain periods the Company forecasts cash shortfalls that require additional financing through support from suppliers and, in certain circumstances, actions to liquidate certain assets.

The Company’s ability to continue as a going concern for the next
12
months is dependent on the continued availability of its credit facilities, the Company’s ability to obtain waivers from its lenders for potential instances of non-compliance with covenants, if necessary, the ability to secure additional sources of financing, if necessary, the liquidation of available investments, and the continued support of the Company’s lenders and suppliers. These conditions indicate the existence of material uncertainties that may
cast significant doubt about the Company’s ability to continue as a going concern and, accordingly, the ultimate appropriateness of the use of accounting principles applicable to a going concern.

The Company is actively negotiating the terms of its existing credit facility and anticipates a renewal in advance of the credit facility maturity. The Company will continue to pursue opportunities to improve the profitability of its core businesses, if necessary, secure additional funds through financing, continued support of key lenders and suppliers and, if necessary, the sale of businesses and/or investments. There can be no
assurance that the Company will be successful in these initiatives that, lenders will provide further financing, relief for covenants or that the Company can refinance or repay credit facilities from new sources of financing.

These consolidated financial statements do
not
reflect the adjustments to carrying values of assets and liabilities and the reported expenses and balance sheet classifications that would be necessary if the going concern assumption was deemed inappropriate. These adjustments could be material.

(c)	Principles of consolidation

The Interim Financial Statements include the accounts of Just Energy and its directly or indirectly owned subsidiaries and affiliates as at
December 31, 2019.
Subsidiaries and affiliates are consolidated from the date of acquisition and control, and continue to be consolidated until the date that such control ceases. The financial statements of the subsidiaries and affiliates are prepared for the same reporting period as Just Energy, using consistent accounting policies. All intercompany balances, sales, expenses and unrealized gains and losses resulting from intercompany transactions are eliminated on consolidation.

(d)	Significant estimates

Allowance for doubtful accounts

The measurement of the expected credit loss allowance for accounts receivable requires the use of management’s judgment in estimation techniques, building models, selecting key inputs and making significant assumptions about future economic conditions and credit behaviour of the customers, including the likelihood of customers defaulting and the resulting losses. The Company’s current significant estimates include the historical collection rates as a percentage of revenue and the use of the Company’s historical rates of recovery across aging buckets. Both of these inputs are sensitive to the number of months or years of history included in the analysis, which is a key input and judgment made by management.